Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Weighted-average discount rate	7.00%	6.00%
Weighted-average remaining lease term	8 years	12 years
Lease term option to extend description	options to extend the leases for up to 5 years
Lease term option to terminate description	options to terminate the leases within one year
Operating lease costs	$ 7,702	$ 10,348	$ 6,748
Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Weighted-average discount rate	5.30%	5.10%
Weighted-average remaining lease term		3 years
Operating lease costs	$ 235	$ 1,071
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operaing lease remaining lease term	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operaing lease remaining lease term	15 years